Operating Leases Future Minimum Payments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
2014	$ 39,329
2015	33,115
2016	25,083
2017	16,701
2018	9,177
Thereafter	17,583
Total	140,988
Rent expense on operating leases	$ 40,484	$ 32,940	$ 27,416